UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10401

 NAME OF REGISTRANT:                     Trust for Professional Managers



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Adam W. Smith
                                         Trust for Professional Managers
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6115

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2014 - 11/21/2014


Smead Value Fund
--------------------------------------------------------------------------------------------------------------------------
 H&R BLOCK, INC.                                                                             Agenda Number:  934060536
--------------------------------------------------------------------------------------------------------------------------
        Security:  093671105
    Meeting Type:  Annual
    Meeting Date:  11-Sep-2014
          Ticker:  HRB
            ISIN:  US0936711052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: PAUL J. BROWN                       Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: WILLIAM C. COBB                     Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: ROBERT A. GERARD                    Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: DAVID BAKER LEWIS                   Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: VICTORIA J. REICH                   Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: BRUCE C. ROHDE                      Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: TOM D. SEIP                         Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: CHRISTIANNA WOOD                    Mgmt          For                            For

1I.    ELECTION OF DIRECTOR: JAMES F. WRIGHT                     Mgmt          For                            For

2.     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS THE COMPANY'S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
       FISCAL YEAR ENDING APRIL 30, 2015.

3.     ADVISORY APPROVAL OF THE COMPANY'S NAMED                  Mgmt          For                            For
       EXECUTIVE OFFICER COMPENSATION.

4.     APPROVAL OF THE AMENDED AND RESTATED                      Mgmt          For                            For
       EXECUTIVE PERFORMANCE PLAN.

5.     SHAREHOLDER PROPOSAL CONCERNING POLITICAL                 Shr           Against                        For
       CONTRIBUTIONS, IF PROPERLY PRESENTED AT THE
       MEETING.




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 MEDTRONIC, INC.                                                                             Agenda Number:  934055232
--------------------------------------------------------------------------------------------------------------------------
        Security:  585055106
    Meeting Type:  Annual
    Meeting Date:  21-Aug-2014
          Ticker:  MDT
            ISIN:  US5850551061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       RICHARD H. ANDERSON                                       Mgmt          For                            For
       SCOTT C. DONNELLY                                         Mgmt          For                            For
       OMAR ISHRAK                                               Mgmt          For                            For
       SHIRLEY ANN JACKSON PHD                                   Mgmt          For                            For
       MICHAEL O. LEAVITT                                        Mgmt          For                            For
       JAMES T. LENEHAN                                          Mgmt          For                            For
       DENISE M. O'LEARY                                         Mgmt          For                            For
       KENDALL J. POWELL                                         Mgmt          For                            For
       ROBERT C. POZEN                                           Mgmt          For                            For
       PREETHA REDDY                                             Mgmt          Withheld                       Against

2.     TO RATIFY APPOINTMENT OF                                  Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP AS MEDTRONIC'S
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR FISCAL YEAR 2015.

3.     TO APPROVE, IN A NON-BINDING ADVISORY VOTE,               Mgmt          For                            For
       NAMED EXECUTIVE OFFICER COMPENSATION (A
       "SAY-ON-PAY" VOTE).

4.     TO APPROVE THE MEDTRONIC, INC. 2014                       Mgmt          For                            For
       EMPLOYEES STOCK PURCHASE PLAN.

5.     TO AMEND AND RESTATE THE COMPANY'S ARTICLES               Mgmt          For                            For
       OF INCORPORATION TO PROVIDE THAT DIRECTORS
       WILL BE ELECTED BY A MAJORITY VOTE IN
       UNCONTESTED ELECTIONS.

6.     TO AMEND AND RESTATE THE COMPANY'S ARTICLES               Mgmt          For                            For
       OF INCORPORATION TO ALLOW CHANGES TO THE
       SIZE OF THE BOARD OF DIRECTORS UPON THE
       AFFIRMATIVE VOTE OF A SIMPLE MAJORITY OF
       SHARES.

7.     TO AMEND AND RESTATE THE COMPANY'S ARTICLES               Mgmt          For                            For
       OF INCORPORATION TO ALLOW REMOVAL OF A
       DIRECTOR UPON THE AFFIRMATIVE VOTE OF A
       SIMPLE MAJORITY OF SHARES.

8.     TO AMEND AND RESTATE THE COMPANY'S ARTICLES               Mgmt          For                            For
       OF INCORPORATION TO ALLOW AMENDMENTS TO
       SECTION 5.3 OF ARTICLE 5 UPON THE
       AFFIRMATIVE VOTE OF A SIMPLE MAJORITY OF
       SHARES.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Professional Managers
By (Signature)       /s/ John Buckel
Name                 John Buckel
Title                President
Date                 08/11/2015